Overview: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	May 25, 2018	Oct. 19, 2017	Sep. 30, 2017	May 30, 2017	May 26, 2017
Non-controlling interest at the business combination date	$ 6,302,205	$ (327,003)	$ 310,827
Total purchase consideration			$ 4,100,624	$ 3,789,797
Aerostar [Member]
Cash paid		726,628				$ 726,628
Previous benefit acquired by departure of the previous shareholder		$ 848,923			$ 848,923
Consideration on May 26, 2017					1,575,551
Fair value of share capital held in Aerostar prior to the business combination					7,877,756
Non-controlling interest at the business combination date					$ 6,302,205
Total purchase consideration	$ 15,755,512					$ 15,755,512